Convertible Preference Shares Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Convertible Preference Shares Liabilities [Abstract]
Schedule of Convertible Preference Share Liabilities
	Six months ended June 30, 2024
	No. of units	Amount
At January 1, 2024	18,000	$7,767,238
Convertible preference share liabilities issued	10,000	6,007,337
Convertible preference share liabilities exercised	(13,114)	(6,855,259)
Change in fair value	-	7,651,652
At June 30, 2024	14,886	$14,570,968
	Year ended December 31, 2023
	No. of units	Amount
At January 1, 2023	-	$-
Convertible preference share liabilities issued	25,000	14,067,712
Convertible preference share liabilities exercised	(7,000)	(5,214,962)
Change in fair value	-	(1,085,512)
At December 31, 2023	18,000	$7,767,238